Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                             OMB APPROVAL
                       UNITED STATES       OMB Number:
                                           3235-0456
                SECURITIES AND EXCHANGE    Expires:
                COMMISSION                 August 31, 2000
                  Washington, D.C.  20549  Estimated
                                           average burden
                                           hours per
                                           response . . . .
                                           . .  1
                        FORM 24F-2
                     Annual Notice of
                      Securities Sold
                  Pursuant to Rule 24F-2

          Read instructions at end of Form before
                      preparing Form.


1.   Name and address of issuer:Separate Account SPL-D of
                     Allmerica Financial Life Insurance and
Annuity Company
                     440 Lincoln Street
                     Worcester, MA 01653


2.   The name of each series or class of securities for
  which this Form is filed (If the Form is being
  filed for all series and classes of securities of the
issuer, check the box but do not list series or
  classes):      X



3.   Investment Company Act File Number:  811-09505

  Securities Act File Number:  333-83997


4 (a).    Last day of fiscal year for which this Form is
filed.   12/31/99



4 (b).         Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note:  If the Form is being filed late, interest must be
             paid on the registration fee due.


4 (c).         Check box if this is the last time the
issuer will be filing this Form.


5.   Calculation of registration fee:

  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$ 0

  (ii)      Aggregate price of securities redeemed or
      Repurchased during the fiscal year:               $ 0

  (iii)     Aggregate price of securities redeemed or
      Repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                     $    N/A

  (iv)      Total available redemption credits [add Items
      5(ii)
    and 5(iii)]:
     -    $ 0

  (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
    [subtract Item 5(iv) from Item 5(i)]:
$ 0
  (vi)      Redemption credits available for use in
      future years                          $(N/A     )
     - if Item 5(i) is less than Item 5(iv)
 [subtract
     Item 5(iv) from Item 5(i)]:

  (vii)     Multiplier for determining registration fee (See
      Instruction C.9):    X    .000264

  (viii)         Registration fee due [multiply Item 5(v) by
     Item 5(vii)] (enter "0"
      if no fee is due):                          =$0




6.   Prepaid Shares

  If  the response to Item 5(i) was determined by deducting
  an  amount  of securities that were registered under  the
  Securities  Act  of 1933 pursuant to  rule  24e-2  as  in
  effect before October 11, 1997, then report the amount of
  securities  (number  of shares or other  units)  deducted
  here:       If there is a number of shares or other units
  that  were  registered pursuant to rule  24e-2  remaining
  unsold at the end of the fiscal year for which this  form
  is  filed  that  are available for use by the  issuer  in
  future fiscal years, then state that number here: .   Not
  Applicable


7.   Interest due - if this Form is being filed more than
  90 days after the end of the issuer's fiscal year
  (see Instruction D):
                                             +$   N/A


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                             =$0
9.   Date the registration fee and any interest payment was
  sent to the Commission's lockbox depository:
     March 21, 2000      Method of Delivery:
                            X   Wire Transfer
                                 Mail or other means


                        SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/  Margaret L. Norton

                    Margaret L. Norton -  Assistant Vice
President

Date          3/21/00

  *Please print the name and title of the signing officer
                   below the signature.